Operating Leases	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
Operating leases
31	Operating leases

The Group leases multiple office spaces which are contracted under various non-cancelable operating leases, most of which provide extension or early termination options and are generally expired in 1 to 3 years. The Group does not enter into any finance leases or leases where the Group is a lessor. Moreover, the existing operating lease agreements do not contain any residual value guarantees or material restrictive covenants.

Management determines if an arrangement is a lease at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying office space is made available for use by the lessor. The incremental borrowing rates determined for computing the lease liabilities are based on the People’s Bank of China (PBOC) Benchmark Rates for terms of loans ranging from zero (exclusive) to 5 years and above.

The following tables present the operating lease cost and other supplemental information:

	Year ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Operating lease cost (1)	14,764,364	13,966,943	16,366,797

(1)	Amounts include short-term leases that are immaterial.

	December 31, 2022	December 31, 2023
	RMB	RMB
Weighted-average remaining lease term	3.59 Years	2.76 Years

Weighted-average discount rate	4.75%	4.74%

Cash paid for amounts included in the measurement of lease liabilities under operating cash flows	15,101,145	16,927,380

ROU assets obtained in exchange for new operating lease liabilities	29,777,357	27,827,938

The following represents the Group’s future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities (excluding short-term operating leases) as of December 31, 2023:

Year ended December 31	RMB

2024	12,812,205
2025	6,691,928
2026	4,935,462
2027	3,427,888
2028	-
Thereafter	-
Total future operating lease payments	27,867,483

Less: imputed interest	(1,794,010)
Total present value of operating lease liabilities	26,073,473